USAA
EAGLE
LOGO (r)
USAA EMERGING MARKETS FUND
(Fund Shares, Institutional Shares, and Adviser Shares)
SUPPLEMENT DATED MAY 29, 2013
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2012
AS AMENDED OCTOBER 16, 2012

This Supplement updates certain information contained in the above-dated prospectus for the USAA Emerging Markets Fund (the Fund). Please review this important information carefully.

Effective June 1, 2013, Alphonse Chan will be leaving Brandes Investment Partners, LP. and no longer be a portfolio manager on the Fund and, therefore, all references to Mr. Boullet in the Fund's prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

97800-0513

USAA
EAGLE
LOGO (r)
USAA SCIENCE & TECHNOLOGY FUND
(Fund Shares and Adviser Shares)
SUPPLEMENT DATED MAY 29, 2013
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2012

This Supplement updates certain information contained in the above-dated prospectus for the USAA Science & Technology Fund (the Fund). Please review this important information carefully.

Effective immediately Nicolas Boullet is no longer a portfolio manager at Wellington Management Co., LLP and, therefore, all references to Mr. Boullet in the Fund's prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

97799-0513